Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Future Annual Rental Payments Under Non-cancellable Operating Leases
Amounts of minimum future annual rental payments under non-cancellable operating leases in each of the next five years and thereafter are as follows:

Fiscal Year	Amount $
2017	10,444
2018	12,537
2019	16,601
2020	16,723
2021	16,356
Thereafter	91,794
Total future minimum lease payments	164,455